Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.1%)
	Automobiles (6.1%)
281,992	Tesla, Inc. (a)	$73,081,047

	Biotechnology (3.0%)
4,197,659	Arbutus Biopharma Corp. (a)	14,649,830
240,704	Intellia Therapeutics, Inc. (a)	1,711,405
795,260	ProKidney Corp. (a)(b)	696,807
1,279,624	Roivant Sciences Ltd. (a)	12,911,406
270,485	XOMA Royalty Corp. (a)	5,390,766
		35,360,214
	Broadline Retail (9.9%)
1,558,866	Global-e Online Ltd. (Israel) (a)	55,573,573
32,177	MercadoLibre, Inc. (a)	62,773,144
		118,346,717
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost — $1,890,214; acquired 12/22/15) (a)(c)(d)	—

	Entertainment (4.6%)
955,167	ROBLOX Corp., Class A (a)	55,676,684

	Financial Services (5.6%)
1,240,462	Affirm Holdings, Inc. (a)	56,056,478
1,823,691	Federal National Mortgage Association (a)	11,525,727
		67,582,205
	Health Care Providers & Services (2.8%)
7,817,808	Agilon Health, Inc. (a)	33,851,109

	Hotels, Restaurants & Leisure (5.4%)
354,281	DoorDash, Inc., Class A (a)	64,751,938

	Information Technology Services (18.5%)
956,746	Cloudflare, Inc., Class A (a)	107,815,707
748,626	Shopify, Inc., Class A (Canada) (a)	71,407,691
291,328	Snowflake, Inc., Class A (a)	42,580,500
		221,803,898
	Pharmaceuticals (4.7%)
1,789,968	Royalty Pharma PLC, Class A	55,721,704

	Real Estate Management & Development (2.7%)
444,407	Landbridge Co. LLC, Class A	31,970,640

	Software (24.4%)
211,309	AppLovin Corp., Class A (a)	55,990,546
10,550,675	Aurora Innovation, Inc. (a)	70,953,290
115,757	Crowdstrike Holdings, Inc., Class A (a)	40,813,603
240,478	MicroStrategy, Inc., Class A (a)	69,322,593
1,600,554	QXO, Inc.	21,671,501
856,813	Samsara, Inc., Class A (a)	32,841,642
		291,593,175
	Tech Hardware, Storage & Peripherals (0.9%)
478,474	IonQ, Inc. (a)	10,559,921

	Trading Companies & Distributors (2.5%)
625,887	Core & Main, Inc., Class A (a)	30,236,601
	Total Common Stocks (Cost $875,616,850)	1,090,535,853

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited) continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (4.0%)
	Software (4.0%)
523,556	Databricks, Inc., Series H (a)(c)(d) (acquisition cost - $38,473,059; acquired 8/31/21)	$46,727,373
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	884,473
	Total Preferred Stocks (Cost $40,728,287)	47,611,846

	Investment Company (2.7%)
686,128	iShares Bitcoin Trust ETF (a) (Cost $26,549,243)	32,117,651

NUMBER OF SHARES (000)
	Short-Term Investments (2.0%)
	Investment Company (1.9%)
23,193	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e) (Cost $23,193,292)	23,193,292

	Securities held as Collateral on Loaned Securities (0.1%)
	Investment Company (0.1%)
632	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (e)	631,751

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (0.0%)‡
41	Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $40,956; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $41,767)		40,951
113	Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $112,826; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 1/31/26 - 2/15/46; valued at $115,072)		112,813
			153,764
	Total Securities held as Collateral on Loaned Securities (Cost $785,515)		785,515
	Total Short-Term Investments (Cost $23,978,807)		23,978,807
	Total Investments Excluding Purchased Options (Cost $966,873,187)	99.8%	1,194,244,157
	Total Purchased Options Outstanding (Cost $5,322,279)	0.2%	2,109,194
	Total Investments (Cost $972,195,466) including $688,268 of Securities Loaned (f)(g)(h)	100.0%	1,196,353,351
	Other Assets in Excess of Liabilities	0.0 ‡	236,068
	Net Assets	100.0%	$1,196,589,419

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited) continued

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2025, were $688,268 and $785,515, respectively. The Fund received cash collateral of $785,515, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to $47,611,846 and represents 4.0% of net assets.
(d)	At March 31, 2025, the Fund held fair valued securities valued at $47,611,846, representing 4.0% of net assets. These holdings have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Fund's (as defined herein) Trustees.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by $17,683 relating to the Fund's investment in the Liquidity Fund.
(f)	Securities are available for collateral in connection with purchased options.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund engaged in cross-trade purchases of $11,054,821.
(h)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $296,813,670 and the aggregate gross unrealized depreciation is $72,655,785, resulting in net unrealized appreciation of $224,157,885.
ETF	Exchange Traded Fund.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	139,221,420	$139,221	$199,504	$577,525	$(378,021)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct–25	281,128,866	281,129	446,714	1,223,473	(776,759)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	130,751,621	130,752	83,550	569,031	(485,481)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	340,080,886	340,081	1,027,385	1,404,193	(376,808)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	326,568,979	326,569	352,041	1,548,057	(1,196,016)
							$2,109,194	$5,322,279	$(3,213,085)

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Consolidated Summary of Investments

Industry †	Value		Percent of Total Investments
Software	$339,205,021		28.4%
Information Technology Services	221,803,898		18.5
Broadline Retail	118,346,717		9.9
Automobiles	73,081,047		6.1
Financial Services	67,582,205		5.6
Hotels, Restaurants & Leisure	64,751,938		5.4
Pharmaceuticals	55,721,704		4.7
Entertainment	55,676,684		4.7
Investment Companies	55,310,943		4.6
Biotechnology	35,360,214		3.0
Health Care Providers & Services	33,851,109		2.8
Real Estate Management & Development	31,970,640		2.7
Trading Companies & Distributors	30,236,601		2.5
Tech Hardware, Storage & Peripherals	10,559,921		0.9
Purchased Options	2,109,194		0.2
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,195,567,836	††	100.0%

†	Does not reflect the value of securities held as collateral on loaned securities.
††	Includes a security valued at zero.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited)

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter “OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a–5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions “spot contracts”) and foreign exchange forward contracts “forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a–5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Common Stocks
Automobiles	$73,081,047	$—	$—		$73,081,047
Biotechnology	35,360,214	—	—		35,360,214
Broadline Retail	118,346,717	—	—		118,346,717
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	55,676,684	—	—		55,676,684
Financial Services	67,582,205	—	—		67,582,205
Health Care Providers & Services	33,851,109	—	—		33,851,109
Hotels, Restaurants & Leisure	64,751,938	—	—		64,751,938
Information Technology Services	221,803,898	—	—		221,803,898
Pharmaceuticals	55,721,704	—	—		55,721,704
Real Estate Management & Development	31,970,640	—	—		31,970,640
Software	291,593,175	—	—		291,593,175
Tech Hardware, Storage & Peripherals	10,559,921	—	—		10,559,921
Trading Companies & Distributors	30,236,601	—	—		30,236,601
Total Common Stocks	1,090,535,853	—	—	†	1,090,535,853	†
Preferred Stocks
Software	—	—	47,611,846		47,611,846
Investment Company	32,117,651	—	—		32,117,651
Call Options Purchased	—	2,109,194	—		2,109,194
Short-Term Investments
Investment Company	23,825,043	—	—		23,825,043
Repurchase Agreements	—	153,764	—		153,764
Total Short-Term Investments	23,825,043	153,764	—		23,978,807
Total Assets	$1,146,478,547	$2,262,958	$47,611,846	†	$1,196,353,351	†

†	Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Insight Fund

Notes to the Consolidated Portfolio of Investments ■ March 31, 2025 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$—	†	$49,441,731
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(1,829,885)
Realized gains (losses)	—		—
Ending Balance	$—	†	$47,611,846
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$(1,829,885)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of  March 31, 2025.

Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at March 31, 2025	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$47,611,846	Market Transaction Method	Precedent Transaction	$5.15-$92.50/$90.88	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-16.5%/14.1%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.7x-24.1x/14.6x	Increase
			Discount for Lack of Marketability	7.0%-15.0%/14.9%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.